DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivative Instruments
	Loss recognized in Statements of Comprehensive income		Gain (loss) recognized in consolidated statements of operations
	Six months ended June 30, 2018	Statement of	Six months ended June 30,
		Operations item	2017	2018

Derivatives designated as hedging instruments:
forward contract	$(875)	Operating expenses	$(156)	$(262)

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	Financial expenses	(1,374)	1,076

Total	$(875)		$(1,530)	$814

		December 31,	June 30,
	Balance sheet	2017	2018

Derivatives designated as hedging instruments:
Foreign exchange forward contracts	"Other account receivables and prepaid expenses"	$303	$-
	"Other account payables and accrued expenses"	$-	$(875)
	"Other comprehensive income (loss)"	$303	$(875)

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts and other derivatives	"Other receivables and prepaid expenses"	$148	$216
	"Other account payables and accrued expenses"	$(457)	$(260)